Other income	12 Months Ended
Dec. 31, 2024
Other income
Other income
24	Other income

	For the year ended 31 December
	2024	2023	2022
	USD	USD	USD

Other income	174,713	68,929	353,589
Waiver of creditor balances (Note 17)	86,911	18,765,248	—
	261,624	18,834,177	353,589